Provisions and Contingent Liabilities - Summary of Provision (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provisions [line items]
provision	$ 277.5	$ 314.8
Current portion	141.3	135.8
Non-current portion	136.2	179.0
Product warranties [member]
Disclosure of provisions [line items]
provision	101.1	94.1
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
provision	54.2	93.1
Current portion	21.5	22.6
Non-current portion	32.7	70.5
Taxes [member]
Disclosure of provisions [line items]
provision	41.8	28.5
Post retirement benefits [member]
Disclosure of provisions [line items]
provision	36.1	46.0
Other environment related provision [member]
Disclosure of provisions [line items]
provision	1.8	1.0
Voluntary redundancy scheme [member]
Disclosure of provisions [line items]
provision		25.3
Other [member]
Disclosure of provisions [line items]
provision	$ 42.5	$ 26.8